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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                -----------------
Check here if Amendment [X]; Amendment Number: 1
This Amendment: (Check only one.): [X] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:     Michael Larson
          --------------------
Address:  2365 Carillon Point
          --------------------
          Kirkland, WA 98033
          --------------------

Form 13F File number: 28-05147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Michael Larson
         ------------------
Title:   Reporting Manager
         ------------------
Phone:   (425) 803-0720
         ------------------

Signature, Place, and Date of Signing

/s/ Michael Larson           Kirkland, Washington    June 23, 2000
-------------------------    --------------------    -------------
        [Signature]              [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                  Form 13F File Number      Name

                  28-
                     -------------------        ---------------------------
                  [Repeat as necessary.]

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
                                          -----------
Form 13F Information Table Entry Value:       *
                                          -----------
Form 13F Information Table Value Total:   $   *
                                          -----------
                                          (thousands)

This amendment is being filed to correct the number of shares of Pan American Silver Corp. common stock and of Warner Chilcott plc American Depositary Receipts (ADRs) reported on the Form 13F initially filed for the quarter ended December 31, 1999. 500,000 shares of Pan American common stock and 1,171,941 Warner Chilcott ADRs were inadvertently omitted from the initial filing. The correct number of Pan American shares and Warner Chilcott ADRs and the corresponding value of those shares and ADRs are set forth in the Information Table below. Several CUSIP numbers have also been corrected in the Information Table. In addition, the List of Other Included Managers has been revised to include Cascade Investment L.L.C., which was inadvertently omitted from the initial filing.

* PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name

         1        28-05149                  Cascade Investment L.L.C.

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

                                            FORM 13F INFORMATION TABLE*

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                                                                     AMOUNT AND TYPE OF
                                                                          SECURITY                               VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                           VALUE     SHARES/PRN          INVESTMENT    OTHER
    NAME OF ISSUER         TITLE OF CLASS      CUSIP      (x$1000)      AMOUNT   SH/PRN  DISCRETION   MANAGERS  SOLE   SHARED  NONE
    --------------         --------------      -----     ----------  ----------  ------  -----------  --------  ----   ------  ----
------------------------------------------------------------------------------------------------------------------------------------
AVISTA CORP                 COMMON STOCK     05379B107    26,810.31   1,736,700    SH         YES        N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
ICOS CORP                   COMMON STOCK     449295104   146,999.36   5,025,619    SH         YES        N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
PAN AMERN SILVER CORP       COMMON STOCK     697900108    15,432.81   2,905,000    SH         YES        N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SVCS INC           COMMON STOCK     760759100   137,712.00   9,664,000    SH         YES        N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
SCHNITZER STL INDS INC      COMMON STOCK     806882106    11,441.80     602,200    SH         YES        N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
WARNER CHILCOTT PLC         COMMON STOCK     934435207    15,122.74   1,484,441    SH         YES        N/A     YES
------------------------------------------------------------------------------------------------------------------------------------

*PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

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